Available-for-sale Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets available-for-sale, category [Member]
Statement [Line Items]
Summary of Financial Assets

December 31, 2017
RMB
Available-for-sale financial assets	2,251
Less: Impairment losses	(334)

1,917

Trade receivables [member]
Statement [Line Items]
Summary of Financial Assets

	December 31, 2018	December 31, 2017
	RMB	RMB
Accounts receivable	62,560	57,914
Less: Provision for impairment of receivables	(4,053)	(4,771)

	58,507	53,143